Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002

Dear Shareholder:

During the six-month period ended March 31, 2002, the high-yield market settled down after experiencing a spike in volatility in the weeks following the September 11 terrorist attacks. Immediately following the attacks, market liquidity became extremely thin and bid prices dropped sharply. This was particularly true among the relatively weaker credits, several of which slipped into bankruptcy. By the end of September, however, the market's liquidity had improved and prices rose for issuers that were expected to benefit from an anticipated economic recovery.

Despite a renewed softening in expectations for the economy in general and the high-yield market in particular toward the end of last year, data early in 2002 were consistent with expectations for an upturn in the economy. Against this backdrop, investors appeared to believe that the high-yield market would improve in line with the overall economy. Consequently, investor inflows into the high-yield market tended to be supportive. During March alone there were net inflows of almost $3 billion into high-yield funds. On the negative side, many telecommunications-related companies continued to announce poor earnings and lower revenues, which pushed the sector lower throughout much of the six-month period. In addition, issuers that were perceived to have used aggressive accounting techniques tended to perform poorly in the post-Enron environment.

Credit spreads in the high-yield market relative to U.S. Treasury securities remained at historically wide levels after nearly reaching their all-time peak during September. Spreads also remained wide within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in most of the sectors not related to telecommunications performed relatively better as investors continued to be concerned about the future of many telecommunications-related companies.


Performance

For the six-month period ended March 31, 2002, Morgan Stanley High Income Advantage Trust produced a total return of -3.00 percent, based on a change in net asset value (NAV) and reinvestment of distributions totaling $0.0905 per share. For the same period, the Trust's total return was -12.21 percent, based on a change in its market price on the New York Stock Exchange (NYSE) and reinvestment of distributions.

In January, the Trust instituted an important change to its dividend policy. First, the income dividend declared in January 2002 was lowered to $0.01125 per share from $0.017 per share. Second, the Trust moved from paying a fixed dividend rate to one that fluctuates with the amount of income earned by the Trust. We believe that adopting a fluctuating dividend policy will provide the Trust greater flexibility. Should the Trust experience additional defaults, the dividend amount will be lower. Conversely, should the economy improve, defaults stabilize and income levels increase, the Trust's dividend rate could rise.

Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002 continued

Portfolio Strategy

The Trust's position in the lower-rated portion of the market adversely affected its relative performance. Allocations in fixed-line communications and to a lesser extent in wireless communications were the major reasons for disappointing performance. Fixed-line telecommunications was the weakest sector during the past six months, down more than 30 percent. This sector's high default rate and rating downgrades led investors to sell it as a sector, which pushed prices lower. Although the portfolio management team reduced the Trust's investments in these industries over the past year, the allocation to this sector remained high relative to market weights.

Over the past six months, the Trust's portfolio management team continued to reposition it for the current market environment. The team initiated positions in more than 15 new companies, including Collins and Aikman, Stone Energy, Mailwell, Dana Corp., Autonation and Equistar. The team also increased the overall credit quality of the portfolio and trimmed the Trust's exposure to the telecommunications sector. The team continues to maintain constructive positions in wireline and wireless communications, cable and media.


Looking Ahead

As discussed, the high-yield market is at historically wide interest-rate spread levels relative to U.S. Treasury securities. The Trust's portfolio management team believes that the current spread of the high-yield market is pricing in a more extended period of high default rates than is likely to occur. At the macroeconomic level, the monetary and fiscal policy moves that have been implemented are expected to bring the economy back to more normal growth levels. If this scenario proves true, it may provide a basis for the high-yield market to perform better during the period ahead.

We would again like to remind shareholders that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust and look forward to continuing to serve your investment needs.



Very truly yours,



/s/ Charles A. Fiumefreddo               /s/  Mitchell M. Merin
    Charles A. Fiumefreddo                    Mitchell M. Merin

    Chairman of the Board                     President

Morgan Stanley High Income Advantage Trust
RESULTS OF ANNUAL MEETING


                                     * * *

On December 18, 2001, an annual meeting of the Trust's shareholders was held for the purpose of electing Trustees, the results of which were as follows:


(1)   Election of Trustees:

   Michael Bozic
   For ............................................................  23,504,913
   Withheld .......................................................   1,153,653

   Charles A. Fiumefreddo
   For ............................................................  23,475,532
   Withheld .......................................................   1,183,034

   James F. Higgins
   For ............................................................  23,548,151
   Withheld .......................................................   1,110,415

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE          VALUE
-----------                                                                 -------------  ----------- --------------
             Corporate Bonds (86.0%)
             Advertising/Marketing Services (0.8%)
 $    340    Interep National Radio Sales Inc. (Series B) .................     10.00 %     07/01/08    $   244,800
                                                                                                        -----------
             Aerospace & Defense (1.0%)
      500    Loral Space & Communications Ltd.  ...........................      9.50       01/15/06        310,000
                                                                                                        -----------
             Airlines (0.9%)
      365    Air Canada Corp. (Canada) ....................................     10.25       03/15/11        284,700
                                                                                                        -----------
             Alternative Power Generation (0.7%)
      275    Calpine Corp. ................................................      8.50       02/15/11        219,313
                                                                                                        -----------
             Auto Parts: O.E.M. (2.4%)
       65    Arvinmeritor .................................................      8.75       03/01/12         67,150
       45    Collins & Aikman Products ....................................     11.50       04/15/06         41,625
      180    Collins & Aikman Products - 144A* ............................     10.75       12/31/11        181,800
      355    Dana Corp. ...................................................      9.00       08/15/11        351,450
      425    Hayes Lemmerz International, Inc. (a) (b) ....................      8.25       12/15/08         25,500
      115    Hayes Lemmerz International, Inc. (Series B) (a) (b) .........     9.125       07/15/07          6,900
       55    Lear Corp. ...................................................      8.11       05/15/09         56,375
                                                                                                        -----------
                                                                                                            730,800
                                                                                                        -----------
             Broadcast/Media (1.2%)
      520    Tri-State Outdoor Media Group, Inc. (b) ......................     11.00       05/15/08        353,600
                                                                                                        -----------
             Broadcasting (2.9%)
       75    Corus Entertainment Corp. - 144A* (Canada) ...................      8.75       03/01/12         77,438
       65    Entravision Communications Corp. - 144A* .....................      8.125      03/15/09         65,650
      140    Radio One, Inc.  .............................................      8.875      07/01/11        147,000
      240    Salem Communications Holding Corp.  ..........................      9.00       07/01/11        249,000
      120    XM Satellite Radio Inc.  .....................................     14.00       03/15/10         85,200
      225    Young Broadcasting Inc.  .....................................     10.00       03/01/11        234,000
                                                                                                        -----------
                                                                                                            858,288
                                                                                                        -----------
             Cable/Satellite TV (9.1%)
      365    Adelphia Communications Corp. (Series B) .....................     10.50       07/15/04        359,525
    7,000    Australis Holdings Property Ltd. (Australia) (a) (b) .........     15.00       11/01/02           -
      100    British Sky Broadcasting Group PLC (United Kingdom) ..........     6.875       02/23/09         94,068
      350    British Sky Broadcasting Group PLC (United Kingdom) ..........     8.20        07/15/09        353,547
      435    Callahan Nordhein Westfalen (Germany) ........................    14.00        07/15/10         65,250

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                        COUPON        MATURITY
 THOUSANDS                                                                         RATE           DATE          VALUE
-----------                                                                 -----------------  ----------- --------------
 $    675    Charter Communications Holdings Corp. ........................    11.75++%         05/15/11    $   391,499
      415    CSC Holdings Inc.  ...........................................     7.625           04/01/11        401,057
      275    Echostar DBS Corp. - 144A* ...................................     9.125           01/15/09        283,250
      715    Knology Holdings, Inc.  ......................................    11.875++         10/15/07        264,550
      300    Ono Finance PLC (United Kingdom) .............................    14.00            02/15/11        141,000
       45    Pegasus Communications Corp. .................................     9.75            12/01/06         30,600
      435    Telewest Communications PLC (United Kingdom) .................     9.875           02/01/10        213,150
      685    United Pan Europe Communications N.V. (Netherlands) (b) ......    10.875           08/01/09         89,050
                                                                                                            -----------
                                                                                                              2,686,546
                                                                                                            -----------
             Casino/Gaming (1.9%)
    1,800    Aladdin Gaming Capital Corp. (Series B) ......................    13.50++          03/01/10         56,250
      115    Harrahs Operating Co. Inc. ...................................     8.00            02/01/11        119,990
    1,200    Resorts at Summerlin LP (Series B) (a) (b) ...................    13.00            12/15/07           -
      365    Station Casinos, Inc.  .......................................     9.875           07/01/10        391,462
                                                                                                            -----------
                                                                                                                567,702
                                                                                                            -----------
             Cellular Telephone (1.2%)
      100    Dobson/Sygnet Communications .................................    12.25            12/15/08         98,000
    2,900    Dolphin Telecom PLC (Series B) (United Kingdom) (a) ..........    14.00++          05/15/09            290
    2,700    Dolphin Telecom PLC (United Kingdom) (a) .....................    11.50++          06/01/08            270
      290    Tritel PCS Inc.  .............................................    12.75++          05/15/09        255,200
                                                                                                            -----------
                                                                                                                353,760
                                                                                                            -----------
             Chemicals: Major Diversified (1.4%)
      135    Equistar Chemical/Funding ....................................    10.125           09/01/08        139,050
      290    Huntsman ICI Chemicals LLC ...................................    10.125           07/01/09        266,800
                                                                                                            -----------
                                                                                                                405,850
                                                                                                            -----------
             Chemicals: Specialty (2.1%)
      115    Acetex Corp. (Canada) ........................................    10.875           08/01/09        119,600
       35    ISP Chemco, Inc. .............................................    10.25            07/01/11         37,013
      250    ISP Holdings Inc. - 144A* ....................................    10.625           12/15/09        259,375
      135    Lyondell Chemical Co. (Series B) .............................     9.875           05/01/07        137,700
       75    Millennium America, Inc. - ...................................     9.25            06/15/08         77,250
                                                                                                            -----------
                                                                                                                630,938
                                                                                                            -----------
             Commercial Printing/Forms (1.2%)
      110    Mail-Well Inc. - 144A* .......................................     9.625           03/15/12        113,300
    1,000    Premier Graphics Inc. (a) (b) ................................    11.50            12/01/05         30,000

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON        MATURITY
 THOUSANDS                                                                           RATE           DATE          VALUE
-----------                                                                   -----------------  ----------- --------------

 $     25    Quebecor Media, Inc. (Canada) ..................................    13.75++%         07/15/11    $    17,250
      195    Quebecor Media, Inc. (Canada) ..................................    11.125           07/15/11        211,575
                                                                                                              -----------
                                                                                                                  372,125
                                                                                                              -----------
             Consumer/Business Services (3.0%)
    1,328    Comforce Corp. (Series B) ......................................    15.00+           12/01/09        398,490
      310    MDC Communications Corp. (Canada) ..............................    10.50            12/01/06        275,900
      275    Muzak LLC/Muzak Finance ........................................     9.875           03/15/09        231,000

                                                                                                              -----------
                                                                                                                  905,390
                                                                                                              -----------
             Containers/Packaging (1.9%)
      520    Owens-Illinois, Inc. ...........................................     7.80            05/15/18        451,100
      120    Riverwood International Corp.  .................................    10.875           04/01/08        124,500
                                                                                                              -----------
                                                                                                                  575,600
                                                                                                              -----------
             Diversified Manufacturing (2.1%)
      430    Eagle-Picher Industries, Inc.  .................................     9.375           03/01/08        301,000
    1,850    Jordan Industries, Inc. (Series B) .............................    11.75++          04/01/09        314,500
                                                                                                              -----------
                                                                                                                  615,500
                                                                                                              -----------
             Electric Utilities (1.3%)
      250    Mirant Americas General Inc.  ..................................     8.30            05/01/11        231,250
      165    PG&E National Energy Group .....................................    10.375           05/16/11        170,775
                                                                                                              -----------
                                                                                                                  402,025
                                                                                                              -----------
             Electronic Components (0.1%)
       40    Flextronics International Ltd.  ................................     9.875           07/01/10         43,000
                                                                                                              -----------
             Electronic Distributors (0.9%)
      240    BRL Universal Equipment ........................................     8.875           02/15/08        247,800
    2,000    CHS Electronics, Inc. (a) (b) ..................................     9.875           04/15/05         17,500
                                                                                                              -----------
                                                                                                                  265,300
                                                                                                              -----------
             Electronic Equipment/Instruments (0.5%)
      365    High Voltage Engineering, Inc.  ................................    10.75            08/15/04        135,050
                                                                                                              -----------
             Electronics/Appliances (0.0%)
    9,000    International Semi-Tech Microelectronics, Inc. (Canada) (a) (b)     11.50            08/15/03          4,500
                                                                                                              -----------
             Engineering & Construction (0.3%)
      105    Encompas Services Corp. ........................................    10.50            05/01/09         57,750
      575    Metromedia Fiber Network, Inc. .................................    10.00            12/15/09         40,250
                                                                                                              -----------
                                                                                                                   98,000
                                                                                                              -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                             COUPON      MATURITY
 THOUSANDS                                                              RATE         DATE          VALUE
-----------                                                        -------------  ----------- --------------
             Environmental Services (2.3%)
 $    300    Allied Waste North America Inc. (Series B) ..........    10.00 %      08/01/09    $   303,749
      150    Waste Management, Inc.  .............................     7.375       08/01/10        149,085
      250    WMX Technologies, Inc.  .............................     7.00        10/15/06        250,249
                                                                                               -----------
                                                                                                   703,083
                                                                                               -----------
             Financial Conglomerates (0.7%)
       85    Case Credit Corp. ...................................     6.125       02/15/03         82,463
      115    Tyco Capital Corp ...................................     5.625       05/17/04        113,399
       20    Tyco Capital Corp ...................................     6.50        02/07/06         20,110
                                                                                               -----------
                                                                                                   215,972
                                                                                               -----------
             Food Distributors (1.0%)
      320    Volume Services America, Inc.  ......................    11.25        03/01/09        306,800
                                                                                               -----------
             Food: Meat/Poultry/Fish (1.9%)
      205    Michael Foods, Inc.  ................................    11.75        04/01/11        223,450
      220    Smithfield Foods Inc.  ..............................     7.625       02/15/08        217,800
      130    Smithfield Foods Inc. (Series B) ....................     8.00        10/15/09        132,275
                                                                                               -----------
                                                                                                   573,525
                                                                                               -----------
             Forest Products (2.4%)
      205    Louisiana Pacific Corp.  ............................    10.875       11/15/08        220,888
       75    Louisiana Pacific Corp.  ............................     8.875       08/15/10         78,308
      425    Tembec Industries, Inc. (Canada) ....................     8.50        02/01/11        434,562
                                                                                               -----------
                                                                                                   733,758
                                                                                               -----------
             Home Building (3.5%)
      305    Beazer Homes USA, Inc.  .............................     8.625       05/15/11        317,200
      240    Centex Corp.  .......................................     7.875       02/01/11        247,656
      270    Schuler Homes, Inc.  ................................     9.375       07/15/09        281,475
      210    Toll Brothers, Inc.  ................................     8.25        02/01/11        213,150
                                                                                               -----------
                                                                                                 1,059,481
                                                                                               -----------
             Hospital/Nursing Management (0.9%)
      255    HCA - The Healthcare Company ........................     8.75        09/01/10        278,588
                                                                                               -----------
             Hotels/Resorts/Cruiselines (1.0%)
       80    Hilton Hotels .......................................     7.95        04/15/07         80,483
      235    HMH Properties (Series B) ...........................     7.875       08/01/08        231,475
                                                                                               -----------
                                                                                                   311,958
                                                                                               -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                  COUPON      MATURITY
 THOUSANDS                                                                   RATE         DATE          VALUE
-----------                                                             -------------  ----------- --------------
             Industrial Specialties (0.5%)
 $     65    Foamex LP/Capital - 144A* ................................    10.75 %      04/01/09    $    66,625
       85    UCAR Finance Inc. - 144A* ................................    10.25        02/15/12         89,250
                                                                                                    -----------
                                                                                                        155,875
                                                                                                    -----------
             Internet Software/Services (1.3%)
      445    Exodus Communications, Inc. (a) (b) ......................    11.625       07/15/10         91,225
    1,000    Globix Corp.(a) (b) ......................................    12.50        02/01/10        145,000
      500    PSINet, Inc. (a) (b) .....................................    10.50        12/01/06         50,000
    1,000    PSINet, Inc. (a) (b) .....................................    11.00        08/01/09        100,000
                                                                                                    -----------
                                                                                                        386,225
                                                                                                    -----------
             Managed Health Care (2.5%)
      425    Aetna Inc.  ..............................................     7.875       03/01/11        418,756
      310    Healthnet, Inc.  .........................................     8.375       04/15/11        322,388
                                                                                                    -----------
                                                                                                        741,144
                                                                                                    -----------
             Media Conglomerates (0.7%)
      195    Nextmedia Operating, Inc. - 144A* ........................    10.75        07/01/11        209,138
                                                                                                    -----------
             Medical Distributors (0.4%)
      105    AmerisourceBergen Corp.  .................................     8.125       09/01/08        109,725
                                                                                                    -----------
             Medical Specialties (0.1%)
    1,765    Mediq/PRN Life Support Services, Inc. (b) ................    11.00        06/01/08         17,650
                                                                                                    -----------
             Medical/Nursing Services (1.2%)
      350    Fresenius Med Cap Trust ..................................     7.875       06/15/11        349,125
                                                                                                    -----------
             Movies/Entertainment (1.6%)
      300    Alliance Atlantis Communications, Inc. (Canada) ..........    13.00        12/15/09        337,500
      155    Six Flags Inc. - 144A* ...................................     8.875       02/01/10        156,938
                                                                                                    -----------
                                                                                                        494,438
                                                                                                    -----------
             Office Equipment/Supplies (0.0%)
    2,400    Mosler, Inc. (a) (b) .....................................    11.00        04/15/03           -
                                                                                                    -----------
             Oil & Gas Pipelines (0.7%)
       75    Williams Companies, Inc.  ................................     7.75        06/15/31         69,396
      145    Williams Companies, Inc. (Series A) ......................     7.50        01/15/31        130,322
                                                                                                    -----------
                                                                                                        199,718
                                                                                                    -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON     MATURITY
 THOUSANDS                                                                      RATE        DATE          VALUE
-----------                                                                 -----------  ----------- --------------
             Oil & Gas Production (2.9%)
 $    450    Chesapeake Energy Corp. ......................................   8.125%      04/01/11    $   451,125
       40    Magnum Hunter Resources, Inc. - 144A* ........................   9.60        03/15/12         41,900
      110    Stone Energy Corp.  ..........................................   8.25        12/15/11        112,475
      295    Vintage Petroleum, Inc.  .....................................   7.875       05/15/11        275,825
                                                                                                      -----------
                                                                                                          881,325
                                                                                                      -----------
             Oilfield Services/Equipment (0.7%)
      120    Hanover Equipment Trust - 144A* ..............................   8.50        09/01/08        120,600
       80    Hanover Equipment Trust - 144A* ..............................   8.75        09/01/11         80,000
                                                                                                      -----------
                                                                                                          200,600
                                                                                                      -----------
             Other Metals/Minerals (0.8%)
      155    Murrin Murrin Holdings Property Ltd. (Australia) .............   9.375       08/31/07         29,450
      215    Phelps Dodge Corp.  ..........................................   8.75        06/01/11        210,567
                                                                                                      -----------
                                                                                                          240,017
                                                                                                      -----------
             Publishing: Books/Magazines (1.0%)
      340    PRIMEDIA, Inc.  ..............................................   8.875       05/15/11        309,400
                                                                                                      -----------
             Publishing: Newspapers (0.9%)
       90    Belo Corp. ...................................................   8.00        11/01/08         91,559
      179    Hollinger Participation - 144A* (Canada) ..................... 12.125+       11/15/10        171,956
                                                                                                      -----------
                                                                                                          263,515
                                                                                                      -----------
             Pulp & Paper (0.7%)
      210    Norske Skog Canada Ltd. (Canada) - 144A* .....................   8.625       06/15/11        212,625
                                                                                                      -----------
             Real Estate Development (0.7%)
      225    CB Richard Ellis Services Inc.  ..............................  11.25        06/15/11        211,500
                                                                                                      -----------
             Real Estate Investment Trust (0.4%)
      125    Istar Finacial Inc.  .........................................   8.75        08/15/08        128,768
                                                                                                      -----------
             Recreational Products (1.0%)
      275    International Game Technology ................................   8.375       05/15/09        286,000
                                                                                                      -----------
             Restaurants (1.3%)
   12,252    American Restaurant Group Holdings, Inc. - 144A* (c) .........   0.00        12/15/05        374,896
    3,000    FRD Acquisition Corp. (Series B) (a) (b) .....................  12.50        07/15/04          7,500
                                                                                                      -----------
                                                                                                          382,396
                                                                                                      -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON       MATURITY
 THOUSANDS                                                                      RATE          DATE          VALUE
-----------                                                               ---------------  ----------- --------------
             Retail - Specialty (0.5%)
 $    165    Pantry, Inc. ...............................................     10.25 %        10/15/07    $   150,150
                                                                                                         -----------
             Savings Banks (0.1%)
       45    Golden State Holdings ......................................      7.125         08/01/05         44,543
                                                                                                         -----------
             Semiconductors (0.3%)
       85    Fairchild Semiconductors Corp. .............................     10.50          02/01/09         93,713
                                                                                                         -----------
             Services to the Health Industry (1.3%)
      150    Anthem Insurance - 144A* ...................................      9.125         04/01/10        162,529
      215    Omnicare, Inc.  ............................................      8.125         03/15/11        226,287
                                                                                                         -----------
                                                                                                             388,816
                                                                                                         -----------
             Specialty Stores (0.5%)
      145    Autonation, Inc ............................................      9.00          08/01/08        152,250
                                                                                                         -----------
             Specialty Telecommunications (4.6%)
      205    American Tower Co.  ........................................      9.375         02/01/09        151,700
    2,000    Birch Telecom Inc. (b) .....................................     14.00          06/15/08         20,000
      600    DTI Holdings, Inc. (Series B) (a) ..........................     12.50++        03/01/08          9,000
    1,050    Esprit Telecom Group PLC (United Kingdom) (b) ..............     11.50          12/15/07          2,625
    1,000    Esprit Telecom Group PLC (United Kingdom) (b) ..............     10.875         06/15/08          2,500
    3,400    Firstworld Communications, Inc.  ...........................     13.00++        04/15/08        339,999
      425    Global Crossing Holdings, Ltd. (Bermuda) (a) (b) ...........      8.70          08/01/07         13,813
      225    Global Crossing Holdings, Ltd. (Bermuda) (a) (b) ...........      9.50          11/15/09          4,781
      990    GT Group Telecom Inc. (Canada) .............................     13.25++        02/01/10         54,450
      125    McLeodUSA, Inc. (a) (b) ....................................     11.375         01/01/09         31,250
      500    McLeodUSA, Inc. (a) (b) ....................................     11.50          05/01/09        120,000
      355    Pac-West Telecomm, Inc. (Series B) .........................     13.50          02/01/09        136,675
      800    Primus Telecommunications Group, Inc. (Series B) ...........      9.875         05/15/08        296,000
      500    Versatel Telecom International N.V. (Netherlands) ..........     13.25          05/15/08        141,250
    1,400    Viatel Inc. (a) ............................................     11.25          04/15/08          7,000
    1,000    Viatel Inc. (a) (b) ........................................     12.50++        04/15/08          5,000
      500    Viatel Inc. (issued 03/19/99) (a) (b) ......................     11.50          03/15/09          2,500
      400    Viatel Inc. (issued 12/08/99) (a) (b) ......................     11.50          03/15/09          2,000
    1,415    World Access, Inc. (a) (b) (c) .............................     13.25          01/15/08         42,450
      500    Worldwide Fiber Inc. (Canada) (a) (b) ......................     12.00          08/01/09          1,250
                                                                                                         -----------
                                                                                                           1,384,243
                                                                                                         -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON       MATURITY
 THOUSANDS                                                                     RATE          DATE          VALUE
-----------                                                              ---------------  ----------- --------------
             Telecommunications (4.8%)
 $  2,500    e. Spire Communications, Inc. (a) (b) .....................      13.75 %      07/15/07    $   250,000
      747    Focal Communications Corp. (Series B) .....................      12.125++     02/15/08        134,460
      500    Hyperion Telecommunication, Inc. (Series B) ...............       12.25       09/01/04         73,750
      500    MGC Communications, Inc.  .................................       13.00       04/01/10         45,000
      550    NEXTLINK Communications LLC ...............................       12.50       04/15/06         68,750
      765    NTL Communications Corp.  .................................      11.875       10/01/10        267,749
    1,800    Rhythms Netconnections, Inc. (a) (b) ......................       12.75       04/15/09        216,000
    1,400    Rhythms Netconnections, Inc. (a) (b) ......................       14.00       02/15/10         91,000
      500    Startec Global Communications Corp (a) (b). ...............       12.00       05/15/08             50
      230    Talton Holdings, Inc. (Series B) ..........................       11.00       06/30/07        142,600
      155    Worldcom Inc. .............................................        8.25       05/15/31        125,023
                                                                                                       -----------
                                                                                                         1,414,382
                                                                                                       -----------
             Trucks/Construction/Farm Machinery (1.2%)
       90    Case Corp. (Series B) .....................................        6.25       12/01/03         85,065
      325    J.B. Poindexter & Co., Inc. ...............................       12.50       05/15/04        260,000
                                                                                                       -----------
                                                                                                           345,065
                                                                                                       -----------
             Wholesale Distributors (0.6%)
      170    Burhmann US, Inc. .........................................       12.25       11/01/09        181,900
                                                                                                       -----------
             Wireless Telecommunications (2.1%)
      300    American Cellular Corp. ...................................        9.50       10/15/09        220,500
      475    AMSC Aquisition Co., Inc. (Series B) (a) (b) ..............       12.25       04/01/08        187,625
    8,000    CellNet Data Systems, Inc. (a) (b) ........................       14.00++     10/01/07         10,000
    1,000    Globalstar LP/Capital Corp. (b) ...........................       11.50       06/01/05         90,000
    2,000    USA Mobile Communications Holdings, Inc. (a) (b) ..........       14.00       11/01/04        125,000
    1,000    WinStar Communications, Inc. (a) (b) ......................       12.75       04/15/10            100
                                                                                                       -----------
                                                                                                           633,225
                                                                                                       -----------
             Total Corporate Bonds (Cost $88,760,952)..............................................     25,813,423
                                                                                                       -----------



                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 NUMBER OF
  SHARES                                                              VALUE
----------                                                       --------------
            Preferred Stocks (5.3%)
            Broadcasting (1.0%)
      33    Paxson Communications+ ............................  $   305,713
                                                                  -----------
            Cellular Telephone (0.6%)
      79    Dobson Communications Corp.+ ......................       63,990
     301    Nextel Communications, Inc. (Series D)+ ...........      122,039
                                                                  -----------
                                                                     186,029
                                                                  -----------
            Electric Utilities (1.2%)
     327    TNP Enterprises, Inc.+ ............................      331,904
                                                                  -----------
            Publishing: Books/Magazines (0.0%)
     235    PRIMEDIA, Inc. (Series D) ..........................      11,985
                                                                  -----------
            Specialty Telecommunications (0.9%)
     330    Broadwing Communications, Inc. (Series B) ..........     138,600
      21    Crown Castle International Corp.+ .................       13,106
     160    Intermedia Communication (Series B)+ ..............      132,190
   7,761    Xo Communications, Inc+ ...........................           78
                                                                  -----------
                                                                     283,974
                                                                  -----------
            Telecommunication Equipment (1.6%)
 919,053    FWT, Inc. (Class A)+ (c) ...........................     459,526
                                                                  -----------
            Total Preferred Stocks (Cost $5,082,722) ...........   1,579,131
                                                                  -----------
            Common Stocks (d) (1.7%)
            Aerospace & Defense (0.1%)
   6,111    Orbital Sciences Corp.(c) ..........................      32,023
                                                                  -----------
            Apparel/Footwear Retail (0.0%)
 946,890    County Seat Stores, Inc. (c) .......................        -
                                                                  -----------
            Casino/Gaming (0.0%)
   2,000    Fitzgeralds Gaming Corp. ...........................        -
                                                                  -----------
            Consumer/Business Services (1.1%)
  16,900    Anacomp Inc. (Class A) (c) .........................     295,750
                                                                  -----------
            Foods: Specialty/Candy (0.0%)
     835    SFAC New Holdings Inc. (c) .........................        -
     153    SFFB Holdings, Inc. (c) ............................        -
 180,000    Specialty Foods Acquisition Corp. - 144A* ..........        -
                                                                  -----------
                                                                        -
                                                                  -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 NUMBER OF
   SHARES                                                                          VALUE
-----------                                                                   --------------
             Medical/Nursing Services (0.0%)
  211,076    Raintree Healthcare Corp. (c) .................................. $      -
                                                                              -------------
             Motor Vehicles (0.0%)
      113    Northern Holdings Industrial Corp. (c) .........................        -
                                                                              -------------
             Restaurants (0.0%)
    9,500    American Restaurant Group Holdings, Inc. - 144A* ...............        -
                                                                              -------------
             Specialty Telecommunications (0.0%)
   13,334    Versatel Telecom International NV (ADR) (Netherlands) ..........      6,400
    6,284    World Access, Inc. (c) .........................................          7
                                                                              -------------
                                                                                   6,407
                                                                              -------------
             Telecommunication Equipment (0.0%)
   80,266    FWT, Inc. (Class A) (c) ........................................        802
                                                                              -------------
             Telecommunications (0.5%)
   63,349    Covad Communications Group, Inc. (c) ...........................    144,436
    4,216    Focal Communications Corp. (c) .................................     18,002
                                                                              -------------
                                                                                 162,438
                                                                              -------------
             Textiles (0.0%)
  223,846    United States Leather, Inc. (c) ................................        -
                                                                              -------------
             Wireless Telecommunications (0.0%)
  275,769    Arch Wireless, Inc. (c) ........................................      2,482
   13,098    Vast Solutions, Inc. (Class B1) (c) ............................        -
   13,098    Vast Solutions, Inc. (Class B2) (c) ............................        -
   13,098    Vast Solutions, Inc. (Class B3) (c) ............................        -
                                                                              -------------
                                                                                   2,482
                                                                              -------------
             Total Common Stocks (Cost $33,445,341) .........................    499,902
                                                                              -------------



 NUMBER OF                                                        EXPIRATION
 WARRANTS                                                            DATE
----------                                                       ------------
             Warrants (d) (0.1%)
             Aerospace & Defense (0.0%)
   5,000     Sabreliner Corp. - 144A* ..........................   04/15/03        -
                                                                              --------
             Broadcasting (0.0%)
     250     XM Satellite Radio Holdings Inc. - 144A* ..........   03/15/10      6,250
                                                                              --------
             Cable/Satellite TV (0.0%)
     300     Ono Finance PLC - 144A* (United Kingdom) ..........   02/15/11        750
                                                                              --------


                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 NUMBER OF                                                              EXPIRATION
  WARRANTS                                                                 DATE              VALUE
-----------                                                            ------------     --------------
              Casino/Gaming (0.0%)
   35,000     Aladdin Gaming Enterprises, Inc. - 144A* .............     03/01/10         $     -
    1,000     Resort at Summerlin LP - 144A* .......................     12/15/07               -
                                                                                          -------------
                                                                                                -
                                                                                          -------------
              Electric Utilities (0.1%)
      285     TNP Enterprises, Inc. - 144A* ........................     04/01/11             8,550
                                                                                          -------------
              Internet Software/Services (0.0%)
    3,400     Verado Holdings, Inc. - 144A* ........................     04/15/08               -
                                                                                          -------------
              Specialty Telecommunications (0.0%)
    2,000     Birch Telecom Inc. - 144A* ...........................     06/15/08               -
      990     GT Group Telecom Inc. (Canada) - 144A* ...............     02/01/10            1,609
                                                                                          -------------
                                                                                             1,609
                                                                                          -------------
              Telecommunications (0.0%)
      500     Startec Global Communications Corp. - 144A* ..........     05/15/08               -
                                                                                          -------------
              Wireless Telecommunications (0.0%)
      500     Motient Corp. - 144A* ................................     04/01/08               5
                                                                                          -------------
              Total Warrants (Cost $238,267) ....................................            17,164
                                                                                          -------------


 PRINCIPAL
 AMOUNT IN                                                     COUPON      MATURITY
 THOUSANDS                                                      RATE         DATE
-----------                                                 ------------ ------------
              Convertible Bonds (1.5%)
              Electronic Components (0.7%)
 $   480      Solectron Corp. .............................     0.00 %      11/20/20          222,600
                                                                                            -------
              Telecommunication Equipment (0.8%)
     450      Corning Inc. ................................     0.00        11/08/15          230,625
                                                                                            -------
              Total Convertible Bonds (Cost $474,289) ...............................       453,225
                                                                                            -------
              Short-Term Investment (3.5%)
              Repurchase Agreement
   1,062      Joint repurchase agreement account
              (dated 03/28/02; proceeds
              $1,062,228) (e) (Cost $1,062,000) ...........    1.936        04/01/02      1,062,000
                                                                                         ----------
Total Investments (Cost $129,063,571) (f).............................     98.1%         29,424,845
Other Assets in Excess of Liabilities ................................      1.9             582,843
                                                                          -----          ----------
Net Assets ...........................................................    100.0%        $30,007,688
                                                                          =====          ==========

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued

------------
ADR       American Depository Receipt.
*         Resale is restricted to qualified institutional investors.
+         Payment-in-kind security.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
(a)       Issuer in bankruptcy.
(b)       Non-income producing security; bond in default.
(c)       Acquired through exchange offer.
(d)       Non-income producing securities.
(e)       Collateralized by federal agency and U.S. Treasury obligations.
(f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $651,976, and the aggregate gross unrealized depreciation is $100,290,702, resulting in net unrealized depreciation of $99,638,726.


                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002 (unaudited)



Assets:
Investments in securities, at value
  (cost $129,063,571) ........................   $ 29,424,845
Receivable for:
     Interest ................................        739,491
     Investments sold ........................        215,629
Prepaid expenses and other assets ............         20,101
                                                 ------------
   Total Assets ..............................     30,400,066
                                                 ------------
Liabilities:
Payable for:
     Investment management fee ...............         22,660
     Investments purchased ...................         10,405
Payable to bank ..............................        205,732
Accrued expenses and other payables ..........        153,581
                                                 ------------
   Total Liabilities .........................        392,378
                                                 ------------
   Net Assets ................................   $ 30,007,688
                                                 ============
Composition of Net Assets:
Paid-in-capital ..............................   $230,799,729
Net unrealized depreciation ..................    (99,638,726)
Dividends in excess of net investment
  income .....................................       (885,269)
Accumulated net realized loss ................   (100,268,046)
                                                 ------------
   Net Assets ................................   $ 30,007,688
                                                 ============
Net Asset Value Per Share,
29,997,052 shares outstanding (unlimited
shares authorized of $.01 par value) .........   $       1.00
                                                 ============


Statement of Operations
For the six months ended March 31, 2002 (unaudited)



Net Investment Income:
Income
Interest ......................................   $2,892,950
Dividends .....................................       21,800
                                                  ----------
   Total Income ...............................    2,914,750
                                                  ----------
Expenses
Investment management fee .....................      118,510
Transfer agent fees and expenses ..............       64,762
Registration fees .............................       15,662
Professional fees .............................       15,430
Shareholder reports and notices ...............       11,283
Custodian fees ................................        6,354
Trustees' fees and expenses ...................        4,584
Other .........................................        1,675
                                                  ----------
   Total Expenses .............................      238,260
                                                  ----------
   Net Investment Income ......................    2,676,490
                                                  ----------
Net Realized and Unrealized Gain (Loss):
Net realized loss .............................   (4,595,931)
Net change in unrealized depreciation .........    1,233,126
                                                  ----------
   Net Loss ...................................   (3,362,805)
                                                  ----------
Net Decrease ..................................   $ (686,315)
                                                  ==========



                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                             FOR THE SIX         FOR THE YEAR
                                                                            MONTHS ENDED            ENDED
                                                                           MARCH 31, 2002     SEPTEMBER 30, 2001
                                                                          ----------------   -------------------
                                                                            (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income .................................................     $  2,676,490        $   8,596,787
Net realized loss .....................................................       (4,595,931)         (20,917,698)
Net change in unrealized depreciation .................................        1,233,126          (19,081,896)
                                                                            ------------        -------------
  Net Decrease ........................................................         (686,315)         (31,402,807)
Dividends to shareholders from net investment income ..................       (2,714,616)         (10,558,684)
                                                                            ------------        -------------
  Net Decrease ........................................................       (3,400,931)         (41,961,491)
Net Assets:
Beginning of period ...................................................       33,408,619           75,370,110
                                                                            ------------        -------------
End of Period
(Including dividends in excess of net investment income of $885,269 and
$1,070,175, respectively) .............................................     $ 30,007,688        $  33,408,619
                                                                            ============        =============



                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 (unaudited)

1.  Organization and Accounting Policies
Morgan Stanley High Income Advantage Trust (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust was organized as a Massachusetts business trust on June 17, 1987 and commenced operations on October 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 (unaudited) continued

identified cost method. Discounts are accreted premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess net realized capital gains. To extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays a management fee, accrued weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $7,054,037 and $7,323,700, respectively.

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At March 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $18,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,744. At March 31, 2002, the Trust had an accrued pension liability of $57,130, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest




                                                                                          CAPITAL
                                                                                          PAID IN
                                                                           PAR VALUE     EXCESS OF
                                                                SHARES     OF SHARES     PAR VALUE
                                                             ------------ ----------- ---------------
Balance, September 30, 2000 ................................  29,997,052   $299,970    $230,613,190
Reclassification due to permanent book/tax differences .....       -           -           (113,431)
                                                              ----------   --------    ------------
Balance, September 30, 2001, and March 31, 2002 ............  29,997,052   $299,970    $230,499,759
                                                              ==========   ========    ============

5. Dividends

The Trust declared the following dividends from net investment income:





    DECLARATION        AMOUNT         RECORD          PAYABLE
       DATE          PER SHARE         DATE             DATE
------------------ ------------- ---------------  ---------------
  March 26, 2002     $ 0.01125   April 5, 2002    April 19, 2002
  April 23, 2002     $ 0.01125    May 3, 2002      May 17, 2002


6. Federal Income Tax Status

At September 30, 2001, the Trust had a net capital loss carryover of approximately $73,135,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:





                               AMOUNT IN THOUSANDS
--------------------------------------------------------------------------
    2002        2003       2005      2006       2007      2008      2009
------------ ---------- --------- ---------- --------- --------- ---------
$  15,205     $26,684    $6,214    $14,070     $3,307   $3,112     $4,543
=========     =======    ======    =======     ======   ======     ======

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 (unaudited) continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $20,142,000 during fiscal 2001.

At September 30, 2001, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

7. Change in Accounting Policy

Effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $223,032 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the six months ended March 31, 2002 was to increase net investment income by $36,460; increase unrealized depreciation by $31,023 and increase net realized losses by $5,437. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley High Income Advantage Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                  MARCH 31, 2002
                                              ---------------------
                                                  (unaudited)
Selected Per Share Data:
Net asset value, beginning of period ........     $    1.11
                                                  ---------
Income (loss) from investment operations:
 Net investment income ......................          0.09
 Net realized and unrealized loss ...........         (0.11)
                                                  ---------
Total income (loss) from investment
 operations .................................         (0.02)
                                                  ---------
Dividends from net investment income ........         (0.09)
                                                  ---------
Net asset value, end of period ..............     $    1.00
                                                  =========
Market value, end of period .................     $    1.06
                                                  =========
Total Return+ ..............................         (12.21)%(1)
Ratios to Average Net Assets:
Expenses ....................................        1.51 %(2)
Net investment income .......................       16.94 %(2)(3)
Supplemental Data:
Net assets, end of period, in thousands .....     $30,008
Portfolio turnover rate .....................          24 %(1)



                                                                     FOR THE YEAR ENDED SEPTEMBER 30
                                              ------------------------------------------------------------------------------
                                                   2001          2000            1999             1998             1997
                                              ------------- -------------- ---------------- ---------------- ---------------
Selected Per Share Data:
Net asset value, beginning of period ........    $   2.51        $    3.51        $      4.44      $      5.18  $     5.22
                                                 --------        ---------        -----------      -----------  ----------
Income (loss) from investment operations:
 Net investment income ......................       0.29             0.51                0.57             0.62        0.63
 Net realized and unrealized loss ...........      (1.34)           (0.97)              (0.89)           (0.72)        -
                                                 --------        ---------        -----------      -----------  ----------
Total income (loss) from investment
 operations .................................      (1.05)           (0.46)              (0.32)           (0.10)       0.63
                                                 --------        ---------        -----------      -----------  -----------
Dividends from net investment income ........      (0.35)           (0.54)              (0.61)           (0.64)      (0.67)
                                                 --------        ---------        -----------      -----------  -----------
Net asset value, end of period ..............    $   1.11        $    2.51        $      3.51      $      4.44  $     5.18
                                                 ========        =========        ===========      ===========  ===========
Market value, end of period .................    $   1.30        $    3.50        $      4.25      $      5.25  $     6.25
                                                 ========        =========        ===========      ===========  ===========
Total Return+ ..............................    (56.83)%          (4.71)%            (8.83)%          (6.52)%        16.26%
Ratios to Average Net Assets:
Expenses ....................................     1.32 %           1.05 %             1.00 %           0.95 %         0.92%
Net investment income .......................    16.89 %          16.44 %            14.36 %          12.58 %        12.43%
Supplemental Data:
Net assets, end of period, in thousands .....  $33,409          $75,370           $105,318         $133,222       $155,540
Portfolio turnover rate .....................       66 %             16 %               51 %            105 %          124%

------------
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.
(3) Effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets by 0.23%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

                                                           [MORGAN STANLEY LOGO]

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

                                                               [GRAPHIC OMITTED]

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer
                                                             MORGAN STANLEY
TRANSFER AGENT                                                 HIGH INCOME
                                                             ADVANTAGE TRUST
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein
have been taken from the records of the                      Semiannual Report
Trust without examination by the                             March 31, 2002
independent auditors and accordingly
they do not express an opinion thereon.

                                     38530